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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended June 30, 2010
                                               ---------------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 -------------------------------
   Address:      400 Centre Street
                 -------------------------------
                 Newton, MA 02458
                 -------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

         /s/Adam D. Portnoy              Newton, MA       August 4, 2010
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 88
                                        --------------------

Form 13F Information Table Value Total: $44,195
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

                                                                           AMOUNT AND
                                                                        TYPE OF SECURITY
                                                                    -----------------------                       VOTING AUTHORITY
                                                            VALUE   SHRS OR                 INVESTMENT  OTHER   --------------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (x$1,000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE EQUIT         Com        015271109       792  12,500   SH               SOLE              12,500    -
AMB PROPERTY CORP                    Com        00163T109       119   5,000   SH               SOLE               5,000    -
AMERICAN CAMPUS COMMUNITIES          Com        024835100       191   7,000   SH               SOLE               7,000    -
ANWORTH MORTGAGE ASSET CORP          Com        037347101        52   7,300   SH               SOLE               7,300    -
APARTMENT INVT + MGMT CO  A         CL A        03748R101       557  28,745   SH               SOLE              28,745    -
ASSOCIATED ESTATES REALTY CP         Com        045604105     1,036  80,000   SH               SOLE              80,000    -
AVALONBAY COMMUNITIES INC            Com        053484101     1,454  15,575   SH               SOLE              15,575    -
BEAZER HOMES USA INC                 Com        07556Q105        91  25,000   SH               SOLE              25,000    -
BIOMED REALTY TRUST INC              Com        09063H107        16   1,000   SH               SOLE               1,000    -
BLACKROCK CREDIT ALL INC TR          Com        092508100       231  19,336   SH               SOLE              19,336    -
BRANDYWINE REALTY TRUST         SH BEN INT NEW  105368203     1,560 145,100   SH               SOLE             145,100    -
BRE PROPERTIES INC                  CL A        05564E106       591  16,000   SH               SOLE              16,000    -
BROOKFIELD PROPERTIES CORP           Com        112900105       140  10,000   SH               SOLE              10,000    -
CAPLEASE INC                         Com        140288101        98  21,299   SH               SOLE              21,299    -
CB RICHARD ELLIS GROUP INC A         CLA        12497T101       136  10,000   SH               SOLE              10,000    -
CBL + ASSOCIATES PROPERTIES          Com        124830100       373  30,000   SH               SOLE              30,000    -
CEDAR SHOPPING CENTERS INC         Com New      150602209       232  38,508   SH               SOLE              38,508    -
CHATHAM LODGING TRUST                Com        16208T102       305  17,049   SH               SOLE              17,049    -
COGDELL SPENCER INC                  Com        19238U107       214  31,655   SH               SOLE              31,655    -
COHEN + STEERS INFRASTRUCTURE        Com        19248A109       227  17,911   SH               SOLE              17,911    -
COHEN + STEERS QUALITY RLTY          Com        19247L106       382  60,297   SH               SOLE              60,297    -
COLONIAL PROPERTIES TRUST       COM SH BEN INT  195872106       506  34,800   SH               SOLE              34,800    -
CORPORATE OFFICE PROPERTIES      SH BEN INT     22002T108       589  15,600   SH               SOLE              15,600    -
COUSINS PROPERTIES INC               Com        222795106       230  34,125   SH               SOLE              34,125    -
DCT INDUSTRIAL TRUST INC             Com        233153105       400  88,600   SH               SOLE              88,600    -
DEVELOPERS DIVERSIFIED RLTY          Com        251591103       198  20,000   SH               SOLE              20,000    -
DIAMONDROCK HOSPITALITY CO           Com        252784301       169  20,603   SH               SOLE              20,603    -
DIGITAL REALTY TRUST INC             Com        253868103        46     800   SH               SOLE                 800    -
DR HORTON INC                        Com        23331A109       315  32,000   SH               SOLE              32,000    -
DUKE REALTY CORP                   Com New      264411505       353  31,100   SH               SOLE              31,100    -
DUPONT FABROS TECHNOLOGY             Com        26613Q106       142   5,800   SH               SOLE               5,800    -
EASTGROUP PROPERTIES INC             Com        277276101       302   8,500   SH               SOLE               8,500    -
EATON VANCE ENHANCED EQUITY IN       COM        278277108       290  24,100   SH               SOLE              24,100    -
ENTERTAINMENT PROPERTIES TR     COM SH BEN INT  29380T105     1,199  31,500   SH               SOLE              31,500    -
EQUITY ONE INC                       Com        294752100        78   5,000   SH               SOLE               5,000    -
EQUITY RESIDENTIAL               Sh Ben Int     29476L107     2,040  49,000   SH               SOLE              49,000    -
ESSEX PROPERTY TRUST INC             Com        297178105       585   6,000   SH               SOLE               6,000    -
FELCOR LODGING TRUST INC       PFD CONV A $1.95 31430F200     1,479  73,000   SH               SOLE              73,000    -
FELCOR LODGING TRUST INC             Com        31430F101         5   1,000   SH               SOLE               1,000    -
FRANKLIN STREET PROPERTIES C         Com        35471R106       154  13,000   SH               SOLE              13,000    -
GETTY REALTY CORP                    Com        374297109       255  11,400   SH               SOLE              11,400    -
GLIMCHER REALTY TRUST            Sh Ben Int     379302102       478  80,000   SH               SOLE              80,000    -
HCP INC                              Com        40414L109     1,438  44,580   SH               SOLE              44,580    -
HEALTH CARE REIT INC                 Com        42217K106       211   5,000   SH               SOLE               5,000    -
HEALTHCARE REALTY TRUST INC          Com        421946104       286  13,000   SH               SOLE              13,000    -
HERSHA HOSPITALITY TRUST        SH BEN INT A    427825104       997 220,583   SH               SOLE             220,583    -
HIGHWOODS PROPERTIES INC             Com        431284108     1,052  37,900   SH               SOLE              37,900    -
HOME PROPERTIES INC                  Com        437306103        23     500   SH               SOLE                 500    -
KIMCO REALTY CORP                    Com        49446R109       403  30,000   SH               SOLE              30,000    -
KITE REALTY GROUP TRUST              Com        49803T102        67  16,066   SH               SOLE              16,066    -
LAS VEGAS SANDS CORP                 Com        517834107       310  14,000   SH               SOLE              14,000    -
LEXINGTON REALTY TRUST               Com        529043101       496  82,558   SH               SOLE              82,558    -
LIBERTY PROPERTY TRUST            SH BEN INT    531172104     1,044  36,200   SH               SOLE              36,200    -
MACERICH CO/THE                      Com        554382101       633  16,966   SH               SOLE              16,966    -
MACK CALI REALTY CORP                Com        554489104       982  33,030   SH               SOLE              33,030    -
MEDICAL PROPERTIES TRUST INC         Com        58463J304     1,674 177,320   SH               SOLE             177,320    -
MFA FINANCIAL INC                    Com        55272X102       296  39,950   SH               SOLE              39,950    -
MID AMERICA APARTMENT COMM           Com        59522J103     1,035  20,100   SH               SOLE              20,100    -
MPG OFFICE TRUST INC                 Com        553274101        70  24,000   SH               SOLE              24,000    -
NATIONAL RETAIL PROPERTIES           Com        637417106     2,078  96,900   SH               SOLE              96,900    -
NATIONWIDE HEALTH PPTYS INC          Com        638620104     1,705  47,654   SH               SOLE              47,654    -
NUVEEN REAL ESTATE INCOME FUND       Com        67071B108        31   3,700   SH               SOLE               3,700    -
OMEGA HEALTHCARE INVESTORS           COM        681936100        44   2,200   SH               SOLE               2,200    -
PARKWAY PROPERTIES INC               Com        70159Q104       182  12,500   SH               SOLE              12,500    -
PEBBLEBROOK HOTEL TRUST              Com        70509V100        52   2,748   SH               SOLE               2,748    -
PENN REAL ESTATE INVEST TST      SH BEN INT     709102107       122  10,000   SH               SOLE              10,000    -
PROLOGIS                         SH BEN INT     743410102       203  20,000   SH               SOLE              20,000    -
PROSHARES TR                    REAL EST NEW    74347X583       747  25,570   SH               SOLE              25,570    -
PUBLIC STORAGE                       Com        74460D109       273   3,100   SH               SOLE               3,100    -
RADIOSHACK CORP                      Com        750438103       273  14,000   SH               SOLE              14,000    -
RAMCO GERSHENSON PROPERTIES     Com Sh Ben Int  751452202       323  32,000   SH               SOLE              32,000    -
REALTY INCOME CORP                   Com        756109104       130   4,300   SH               SOLE               4,300    -
REGENCY CENTERS CORP                 Com        758849103       471  13,700   SH               SOLE              13,700    -
SIMON PROPERTY GROUP INC NEW         Com        828806109     1,791  22,179   SH               SOLE              22,179    -
SL GREEN REALTY CORP                 Com        78440X101       820  14,900   SH               SOLE              14,900    -
SOVRAN SELF STORAGE INC              Com        84610H108       174   5,000   SH               SOLE               5,000    -
ST JOE                               Com        790148100       116   5,000   SH               SOLE               5,000    -
STANDARD PACIFIC CORP NEW            Com        85375C101       366 109,900   SH               SOLE             109,900    -
STRATEGIC HOTELS + RESORTS I         Com        86272T106       176  40,000   SH               SOLE              40,000    -
SUN COMMUNITIES INC                  Com        866674104       600  23,100   SH               SOLE              23,100    -
SUPERTEL HOSPITALITY INC MD          Com        868526104       118  84,642   SH               SOLE              84,642    -
TANGER FACTORY OUTLET CENTER         Com        875465106       223   5,400   SH               SOLE               5,400    -
TOLL BROTHERS INC                    Com        889478103       164  10,000   SH               SOLE              10,000    -
U STORE IT TRUST                     Com        91274F104        98  13,200   SH               SOLE              13,200    -
UDR INC                              Com        902653104        57   3,000   SH               SOLE               3,000    -
VORNADO REALTY TRUST              SH BEN INT    929042109     2,067  28,335   SH               SOLE              28,335    -
WASHINGTON REAL ESTATE INV        SH BEN INT    939653101       497  18,000   SH               SOLE              18,000    -
WEINGARTEN REALTY INVESTORS       SH BEN INT    948741103       667  35,000   SH               SOLE              35,000    -